AB BOND FUNDS

-AB Global Bond Fund

-AB High Income Fund

-AB Limited Duration High Income Portfolio

-AB Income Fund

AB FLEXFEETM FUND

-AB FlexFeeTM High Yield Portfolio

-AB EMERGING MARKETS MULTI-ASSET PORTFOLIO

(each, a "Fund", and together, the "Funds")

Supplement dated November 26, 2018 to (1) the Prospectus and Summary Prospectuses dated January 31, 2018 offering Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of AB Global Bond Fund; Class A, Class B, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of AB High Income Fund; Class A, Class C and Advisor Class shares of AB Limited Duration High Income Portfolio; and Class A, Class C and Advisor Class shares of AB Income Fund; (2) the Prospectus and Summary Prospectus dated February 26, 2018 offering Advisor Class shares of AB FlexFee High Yield Portfolio; and (3) the Prospectus and Summary Prospectus dated July 31, 2018 offering Class A, Class C, Advisor Class, Class R, Class K, Class I and Class Z shares of AB Emerging Markets Multi-Asset Portfolio (the "Prospectuses").

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Effective February 1, 2019, the following chart for each Fund replaces the chart under the heading "Portfolio Managers" in the summary section of the Prospectuses for the following Funds.

AB Global Bond Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Paul J. DeNoon[1]	Since 2002	Senior Vice President of the Adviser
Scott A. DiMaggio	Since 2005	Senior Vice President of the Adviser
Douglas J. Peebles	Since 1992	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2007	Senior Vice President of the Adviser
John Taylor	Since February 2019	Senior Vice President of the Adviser

AB High Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Paul J. DeNoon[1]	Since 2002	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2008	Senior Vice President of the Adviser
Shamaila Khan	Since February 2019	Senior Vice President of the Adviser
Douglas J. Peebles	Since 2002	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2005	Senior Vice President of the Adviser

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1 Mr. DeNoon is expected to retire from the Adviser effective January 1, 2020.

AB Limited Duration High Income Portfolio2

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2011	Senior Vice President of the Adviser
Jacqueline Pincus	Since February 2019	Vice President of the Adviser
William Smith	Since February 2018	Vice President of the Adviser

AB Income Fund

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Paul J. DeNoon[1]	Since 2016	Senior Vice President of the Adviser
Scott A. DiMaggio	Since February 2019	Senior Vice President of the Adviser
Gershon M. Distenfeld	Since 2016	Senior Vice President of the Adviser
Douglas J. Peebles	Since 2016	Senior Vice President of the Adviser
Matthew S. Sheridan	Since 2016	Senior Vice President of the Adviser

AB FlexFee High Yield Portfolio2

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Gershon M. Distenfeld	Since 2014	Senior Vice President of the Adviser
Jacqueline Pincus	Since February 2019	Vice President of the Adviser
William Smith	Since 2018	Vice President of the Adviser

AB Emerging Markets Multi-Asset Portfolio

PORTFOLIO MANAGERS

The following table lists the persons responsible for day-to-day management of the Fund's portfolio:

Employee	Length of Service	Title
Henry S. D'Auria	Since 2011	Senior Vice President of the Adviser
Paul J. DeNoon[1]	Since 2011	Senior Vice President of the Adviser
Morgan C. Harting	Since 2011	Senior Vice President of the Adviser
Shamaila Khan	Since 2017	Senior Vice President of the Adviser

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1 Mr. DeNoon is expected to retire from the Adviser effective January 1, 2020.

2 As of the date of this Supplement, Mr. Rudolph-Shabinsky is a member of certain Investment Policy Teams and responsible for the day-to-day management of the Fund's portfolio. He is retiring from the Adviser effective December 31, 2018.

2

Effective February 1, 2019, the following replaces certain information under the heading "Management of the Fund(s) - Portfolio Managers" in the Prospectuses with respect to the following Funds.

AB Global Bond Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Global Bond Fund Global Fixed Income Investment Team	Paul J. DeNoon; since 2002; Senior Vice President of the Adviser[1]	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	Scott A. DiMaggio; since 2005; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	Douglas J. Peebles; since 1992; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	Matthew S. Sheridan; since 2007; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	John Taylor; since February 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

AB High Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB High Income Fund Global High Income Investment Team	Paul J. DeNoon; since 2002; (see above)[1]	(see above)
	Gershon M. Distenfeld; since 2008; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
	Shamaila Khan; since February 2019; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2014.
	Douglas J. Peebles; since 2002; (see above)	(see above)
	Matthew S. Sheridan; since 2005; (see above)	(see above)

AB Limited Duration High Income Portfolio2

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Limited Duration High Income Portfolio Limited Duration High Income Investment Team	Gershon M. Distenfeld; since 2011; (see above)	(see above)
	Jacqueline Pincus; since February 2019; Vice President of the Adviser	Vice President of the Adviser, with which she has been associated in a substantially similar capacity to her current position since prior to 2014.
	William Smith; since February 2018; Vice President of the Adviser	Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.

 _____________

1 Mr. DeNoon is expected to retire from the Adviser effective January 1, 2020.

2 As of the date of this Supplement, Mr. Rudolph-Shabinsky is a member of certain Investment Policy Teams and responsible for the day-to-day management of the Fund's portfolio. He is retiring from the Adviser effective December 31, 2018.

3

AB Income Fund

Fund and Responsible Team	Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
AB Income Fund U.S. Investment Grade: Core Fixed Income Investment Team	Paul J. DeNoon; since 2016; (see above)[1]	(see above)
	Scott A. DiMaggio; since February 2019; (see above)	(see above)
	Gershon M. Distenfeld; since 2016; (see above)	(see above)
	Douglas J. Peebles; since 2016; (see above)	(see above)
	Matthew S. Sheridan; since 2016; (see above)	(see above)

AB FlexFee High Yield Portfolio2

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Gershon M. Distenfeld; since 2014; (see above)	(see above)
Jacqueline Pincus; since February 2019; (see above)	(see above)
William Smith; since 2018; (see above)	(see above)

AB Emerging Markets Multi-Asset Portfolio

Employee; Year; Title	Principal Occupation(s) During the Past Five (5) Years
Henry S. D'Auria, since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
Paul J. DeNoon; since 2011; (see above)[1]	(see above)
Morgan C. Harting; since 2011; Senior Vice President of the Adviser	Senior Vice President of the Adviser, with which he has been associated in a substantially similar capacity to his current position since prior to 2014.
Shamaila Khan; since 2017; (see above)	(see above)

 __________________

1 Mr. DeNoon is expected to retire from the Adviser effective January 1, 2020.

2 As of the date of this Supplement, Mr. Rudolph-Shabinsky is a member of certain Investment Policy Teams and responsible for the day-to-day management of the Fund's portfolio. He is retiring from the Adviser effective December 31, 2018.

Each Statement of Additional Information is revised, as applicable, to incorporate changes conforming to this Supplement.

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This Supplement should be read in conjunction with the Prospectuses for the Funds.

You should retain this Supplement with your Prospectus(es) for future reference.

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